Significant Subsequent Events - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	Apr. 02, 2024 CNY (¥)	Mar. 22, 2024 TWD ($)	Apr. 30, 2024 USD ($)	Feb. 27, 2024 USD ($)
Purchase Of Interests In Associates [member] | FARADAY TECHNOLOGY CORP. [member]
Disclosure of subsidiaries [line items]
Purchase of interests in associates		$ 534
7V AI CAPITAL LLC [member] | Authorization to contribute additional capital to the subsidiary company [member] | Top of range [member] | UMC Capital Corp. [Member]
Disclosure of subsidiaries [line items]
The amount the parent company participate in the capital increase of a subsidiary			$ 22
7V AI CAPITAL LLC [member] | Authorization to contribute capital to the investee company [member] | Top of range [member] | UMC Capital Corp. [Member]
Disclosure of subsidiaries [line items]
The amount the Board of Directors of a subsidiary approved an investment in a company				$ 20
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD [member] | Disposal of major subsidiary [member] | UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Disposal of ownership interest in the subsidiary percentage	100.00%
Consideration Receivable On Disposal Of Subsidiary | ¥	¥ 77